RELATED PARTY TRANSACTIONS, Founder Shares, FINTECH ACQUISITION CORP. II (Details) - USD ($)		1 Months Ended		7 Months Ended	12 Months Ended
	Jan. 25, 2017	Jan. 31, 2017	May 30, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Founder Share [Abstract]
Proceeds from issuance of common stock to initial stock holders				$ 0	$ 3,311	$ 0
Common stock, shares outstanding (in shares)					7,780,627	5,298,333
Founder Shares [Member]
Founder Share [Abstract]
Percentage of shares agreed to transfer					20.00%
Number of trading days					20 days
Trading day threshold period					30 days
Founder Shares [Member] | Condition One [Member]
Founder Share [Abstract]
Percentage of shares agreed to transfer					20.00%
Founder Shares [Member] | Condition Two [Member]
Founder Share [Abstract]
Percentage of shares agreed to transfer					20.00%
Founder Shares [Member] | Condition Three [Member]
Founder Share [Abstract]
Percentage of shares agreed to transfer					20.00%
Founder Shares [Member] | Condition Four [Member]
Founder Share [Abstract]
Percentage of shares agreed to transfer					20.00%
Founder Shares [Member] | Maximum [Member] | Condition One [Member]
Founder Share [Abstract]
Share price (in dollars per share)					$ 12.00
Founder Shares [Member] | Maximum [Member] | Condition Two [Member]
Founder Share [Abstract]
Share price (in dollars per share)					13.50
Founder Shares [Member] | Maximum [Member] | Condition Three [Member]
Founder Share [Abstract]
Share price (in dollars per share)					15.00
Founder Shares [Member] | Maximum [Member] | Condition Four [Member]
Founder Share [Abstract]
Share price (in dollars per share)					$ 17.00
Initial Stockholders' [Member] | Founder Shares [Member]
Founder Share [Abstract]
Issuance of common stock (in shares)		701,667	5,298,333		6,000,000
Proceeds from issuance of common stock to initial stock holders		$ 3,311	$ 25,000
Initial stockholders ownership percentage					25.00%
Common stock, shares outstanding (in shares)					5,973,333
Initial Stockholders' [Member] | Founder Shares [Member] | Maximum [Member]
Founder Share [Abstract]
Shares subject to forfeiture (in shares)					760,000
Over-Allotment Option [Member]
Founder Share [Abstract]
Forfeiture of shares (in shares)	26,667
Over-Allotment Option [Member] | Founder Shares [Member]
Founder Share [Abstract]
Units issued to underwriters (in shares)	2,200,000
Shares not subject forfeiture (in shares)	733,333
Forfeiture of shares (in shares)	26,667